Loss For The Year (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Loss for the Year

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
Loss for the year has been arrived at after charging:
Directors and key management’s remuneration:
- Salary	4,654	5,023	5,142	788
- Retirement benefit scheme Contributions	50	57	50	8
- Share-based payments	—	—	—	—

Total directors and key management’s Remuneration	4,704	5,080	5,192	796
Other staff costs	239,726	225,921	249,177	38,188
Retirement benefit scheme contributions, excluding those of directors and key management	29,973	31,805	25,738	3,944

Total staff costs	274,403	262,806	280,107	42,928

Cost of inventories recognized as an expense included in:
- Cost of sales	2,779,768	2,265,418	1,837,583	281,622
- Sales of scrap materials	448,773	392,195	311,601	47,755
- Research and development expense	33,601	38,786	43,636	6,688

Total cost of inventories recognized as an expense	3,262,142	2,696,399	2,192,820	336,065

Amortization of prepaid lease payments	9,425	—	—	—
Depreciation of property, plant and equipment	146,075	136,572	130,798	20,046
Depreciation of right-of-use assets	—	9,425	9,425	1,444
Impairment charge on property, plant and equipment	—	—	54,000	8,276
Loss on disposal of property, plant and equipment	18,512	574	1,794	275